POST RETIREMENT BENEFIT PLAN - Current liabilities and noncurrent liabilities (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Current liabilities	$ 266	$ 241
Noncurrent liabilities	4,235	4,026
Total	$ 4,501	$ 4,267